Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information [Abstract]
Interest paid	$ 130,009	$ 125,047	$ 132,425
Income taxes paid	2,658	2,431	2,223
Write-off of deferred financing costs	744	2,080	2,878
Reinvested income on marketable securities-restricted	1,156	1,426	0
Acquisition of assets, net of related payables and cash received [Member]
Supplemental Schedule of Non-cash Operating, Investing, and Financing Activities [Abstract]
Cash and escrow deposits - restricted	2,169	0	0
Prepaid expenses and other current assets, net	(2,817)	0	0
Property, plant and equipment and leasehold intangibles, net	257,772	80,514	52,900
Other intangible assets, net	9,575	4,244	7,963
Other assets, net	(7,327)	3,955	(2,870)
Accrued expenses	(573)	(31)	(45)
Other liabilities	3,601	0	0
Long-term debt, less current portion	10,123	0	0
Net	272,523	88,682	57,948
Horizon Bay Realty LLC [Member]
Supplemental Schedule of Non-cash Operating, Investing, and Financing Activities [Abstract]
Cash and escrow deposits - restricted	0	10,702	0
Accounts receivable, net	0	2,479	0
Property, plant and equipment and leasehold intangibles, net	0	8,132	0
Accrued expenses	0	(15,141)	0
Other liabilities	0	(6,347)	0
Long-term debt, less current portion	0	(1,821)	0
Common stock	0	(1)	0
Additional paid-in-capital	0	(1,537)	0
Accumulated earnings	0	(1,982)	0
Net	0	(5,516)	0
Capital leases: [Member]
Supplemental Schedule of Non-cash Operating, Investing, and Financing Activities [Abstract]
Property, plant and equipment and leasehold intangibles, net	13,852	0	5,791
Long-term debt, less current portion	(13,852)	0	(5,791)
Net	$ 0	$ 0	$ 0